Commitments and Contingencies - Supplemental cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary Of Leases Supplemental Cash Flow Information [Abstract]
Operating cash flows from operating leases	$ 928	$ 2,346
Operating cash flows from finance leases		1
Financing cash flows from finance leases		18
Lease liabilities arising from obtaining right-of-use assets		$ 4,445